Vessels, net	12 Months Ended
Dec. 31, 2022
Vessels Net
Vessels, net

4. Vessels, net:

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2020	$1,167,909	$(283,009)	$884,900
Depreciation	—	(31,710)	(31,710)
Balance December 31, 2021	$1,167,909	$(314,719)	$853,190
Additions	3,721	—	3,721
Depreciation	—	(31,806)	(31,806)
Balance December 31, 2022	$1,171,630	$(346,525)	$825,105

During the year ended December 31, 2022, the Partnership installed a ballast water treatment system (“BWTS”), on three of its vessels. The cost of the BWTS amounted to $3,721 in the aggregate. The cost of the BWTS was accounted as major improvement and was capitalized to vessels’ cost and will be depreciated over the remaining useful life of each vessel. Amounts paid for the additions are included in “Ballast water treatment system installation” under “Cash flows used in investing activities” in the consolidated statements of cash flows.

As of December 31, 2022, all vessels comprising the Partnership’s fleet were first priority mortgaged as collateral to secure the $675 Million Credit Facility, further discussed in Note 5.